Business Developments (Pro Forma Statements of Income Related to Acquisition of Danamon (Unaudited)) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Statement of income data:
Net interest income	¥ 1,137,753	¥ 1,133,053
Non-interest income—Total	1,429,163	899,690
Net income attributable to Mitsubishi UFJ Financial Group	616,542	553,251
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Pro Forma [Member]
Statement of income data:
Net interest income	61,073	68,378
Non-interest income—Total	14,387	13,837
Net income attributable to Mitsubishi UFJ Financial Group	¥ 7,420	¥ 8,058